SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
General And Administrative Expenses
Salaries and related costs					$ 528	[1]
Professional services					67		2
Vehicle expenses					7
Rent and building maintenance					5
Others					25
General and administrative expense	$ 632	$ 7	$ 1,079	$ 30	$ 632		$ 2

[1]	includes stock-based compensation of $485,000.